Basis of Presentation and Consolidation and Summary of Significant Accounting Policies - Employee Benefit Plans (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Defined Contribution Plan Disclosure [Line Items]
Accrued liabilities			$ 277		$ 2,789	$ 3,129
Stock-based compensation	$ 94	$ 304	$ 811	$ 546	706	154
Performance Incentive Plan
Defined Contribution Plan Disclosure [Line Items]
Stock-based compensation recognized					2,400	2,300
Stock-based compensation					$ 1,400
Pension Plan
Defined Contribution Plan Disclosure [Line Items]
Employee contributions maximum percentage of match					100.00%
Employee compensation (as a percent)					4.00%
Employer matching contribution					$ 200	200
Employer discretionary contribution amount					0	0
Pension Plan | Maximum
Defined Contribution Plan Disclosure [Line Items]
Accrued liabilities					$ 100	$ 100